Taxes on Income - Schedule of Subsidiaries Countries (Details)	12 Months Ended
	Dec. 31, 2025
eToro Group Ltd. [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	British Virgin Islands*	[1]
Applicable corporate tax rate	23.00%
eToro (Europe) Ltd. [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	Cyprus
Applicable corporate tax rate	12.50%
eToro Ltd. [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	Israel**	[2]
Applicable corporate tax rate	12.00%
eToro (UK) Ltd. [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	UK
Applicable corporate tax rate	25.00%
eToro USA LLC [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	USA
Applicable corporate tax rate	21.00%
eToro Group Trading Ltd. [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	British Virgin Islands***	[3]
Applicable corporate tax rate	12.50%
eToro Australia Capital Pty Ltd [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	Australia
Applicable corporate tax rate	30.00%
eToro USA Securities Inc. [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	USA
Applicable corporate tax rate	21.00%
eToro Seychelles [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	Seychelles
Applicable corporate tax rate	1.50%
eToro (ME) Ltd [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	UAE
Applicable corporate tax rate	9.00%
eToro Singapore Pte. Ltd. [Member]
Schedule of Subsidiaries Countries [Line Itmes]
Country of incorporation	Singapore
Applicable corporate tax rate	17.00%

[1]	According to an assessment agreement with the Israeli Tax Authority (the ITA) dated August 2017, eToro Group Ltd. is considered an Israeli resident for tax purposes starting January 1, 2015, and its entire income and expense for tax purposes shall be recorded in eToro Ltd.
[2]	The statutory corporate tax rate in Israel is 23%. In August 2020, the Company received a pre-ruling approval from the ITA regarding its eligibility to be classified as PTE effective as of 2018 and until 2022. eToro Ltd. applied to the ITA to receive an additional pre-ruling approval, regarding its eligibility to be classified as SPTE.
[3]	eToro Group Trading Ltd. is a tax resident of Cyprus effective date January 1, 2017.